CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Cash Flows [Abstract]
Payments To Tax Authorities	$ 12